Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

		March 31, 2016			June 30, 2015
Description	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value

Wetpaint technology	60 months	$4,932	$(3,184)	$1,748	$10,600	$(2,336)	$8,264
Wetpaint trademarks	276 months	1,423	(404)	1,019	5,800	(296)	5,504
Wetpaint customer relationships	60 months	917	(822)	95	2,000	(617)	1,383
Wetpaint non-compete agreements	36 months	—	—	—	609	(313)	296
Choose Digital licenses	60 months	829	(544)	285	1,740	(355)	1,385
Choose Digital software	60 months	627	(190)	437	550	(112)	438
DraftDay technology	120 months	2,396	(130)	2,266	—	—	—
Internally generated capitalized software	36 months	—	—	—	1,610	(515)	1,095
Other	various	326	(16)	310	326	(8)	318

Total		$11,450	$(5,290)	$6,160	$23,235	$(4,552)	$18,683

Intangible assets consist of the following:

		June 30, 2015			June 30, 2014

	Amortization		Accumulated	Carrying		Accumulated	Carrying
Description	Period	Amount	Amortization	Value	Amount	Amortization	Value
Wetpaint technology	84 months	$10,600	$(2,336)	$8,264	$10,600	$(820)	$9,780
Wetpaint trademarks	360 months	5,800	(296)	5,504	5,800	(103)	5,697
Wetpaint customer relationships	60 months	2,000	(617)	1,383	2,000	(217)	1,783
Wetpaint non-compete agreements	36 months	609	(313)	296	609	(110)	499
Choose Digital intangible assets	84 months	—	—	—	5,797	(14)	5,783
Choose Digital licenses	60 months	1,740	(355)	1,385	—	—	—
Choose Digital software	60 months	550	(112)	438	—	—	—
Internally generated capitalized software	36 months	1,610	(515)	1,095	1,297	(48)	1,249
Other	various	326	(8)	318	333	(7)	326

Total		$23,235	$(4,552)	$18,683	$26,436	$(1,319)	$25,117

Future Annual Amortization Expense	Future annual amortization expense expected is as follows:

Years ending June 30,

2016	$208
2017	$831
2018	$834
2019	$834
2020	$834
Future annual amortization expense expected is as follows:

Years Ending June 30	Amount
2016	$3,414
2017	3,304
2018	2,687
2019	2,339
2020	1,707

Schedule of Goodwill
Goodwill consists of the following:

Description	Amount
Balance at July 1, 2015	$26,401
DraftDay preliminary purchase price allocation	2,622
Wetpaint impairment loss	(10,249)
Choose Digital impairment loss	(3,122)
Balance at March 31, 2016	$15,652

The activity in the goodwill balance consists of the following:

Description	Amount
Balance at June 30, 2014	$26,986
Choose Digital final purchase price adjustment	(1,160)
Other	575
Balance at June 30, 2015	$26,401